Notes to the Consolidated Statements of Financial Position - Summary Of Carrying Amounts Of Assets Pledged As Security For Current And Non-Current Borrowings (Details) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Text Block [Abstract]
Trade receivables		€ 9.1
Inventories	€ 17.4	54.2
Total current assets pledged as security	€ 17.4	€ 63.3